Consolidated statement of changes in equity/(deficit) - USD ($) $ in Thousands	Total		Farfetch China Holdings Ltd	Share Capital	Share Premium	Merger Reserve	Foreign Exchange Reserve	Other Reserves	Other Reserves Farfetch China Holdings Ltd	Accumulated Losses		Equity/(Deficit) Attributable to Owners of the Parent		Equity/(Deficit) Attributable to Owners of the Parent Farfetch China Holdings Ltd	Non- controlling Interest
Beginning balance at Dec. 31, 2018	$ 1,128,431			$ 11,994	$ 772,300	$ 783,529	$ (23,509)	$ 67,474		$ (483,357)		$ 1,128,431
Changes in equity/(deficit)
(Loss)/profit after tax for the year | As Previously Reported	(373,688)
(Loss)/profit after tax for the year	(393,500)	[1]								(405,109)	[2]	(405,109)	[2]		$ 11,609
Other comprehensive (loss)/income	(11,017)						(7,333)	(3,684)				(11,017)
Total comprehensive (loss)/income for the year, net of tax	(404,517)	[1]					(7,333)	(3,684)		(405,109)		(416,126)			11,609
Loss (Gain) on cashflow hedge transferred to inventory	142							142				142
Issue of share capital, net of transaction costs	500,402			1,590	105,707			393,105				500,402
Share-based payment – equity-settled	123,224							76,383		46,841		123,224
Share-based payment- reverse vesting shares (1)	(62,834)							(62,834)				(62,834)
Transaction with non-controlling interests	(101,311)							(101,311)				(101,311)
Non-controlling interest arising from a business combination	158,617							393,853							158,617
Non-controlling interest call/put option	(4,322)									(4,322)		(4,322)
Ending balance (As Previously Reported) at Dec. 31, 2019	1,337,832			13,584	878,007	783,529	(30,842)	349,463		(826,135)		1,167,606			170,226
Ending balance (Increase (decrease) due to corrections of prior period errors [member]) at Dec. 31, 2019								19,812		(19,812)
Ending balance at Dec. 31, 2019	1,337,832			13,584	878,007	783,529	(30,842)	369,275		(845,947)		1,167,606			170,226
Dividends paid to non-controlling interests	(20,515)														(20,515)
Changes in equity/(deficit)
(Loss)/profit after tax for the year | As Previously Reported	(3,333,071)
(Loss)/profit after tax for the year	(3,315,623)	[1]								(3,333,171)		(3,333,171)			17,548
Other comprehensive (loss)/income	39,816						23,571	15,913				39,484			332
Total comprehensive (loss)/income for the year, net of tax	(3,275,807)	[1]					23,571	15,913		(3,333,171)		(3,293,687)			17,880
Loss (Gain) on cashflow hedge transferred to inventory	(1,213)							(1,213)				(1,213)
Issue of share capital, net of transaction costs	55,316			584	49,924			4,808				55,316
Share-based payment – equity-settled	218,688							52,690		165,998		218,688
Share-based payment- reverse vesting shares (1)	26,092							26,092				26,092
Non-controlling interest arising from a business combination	965							4,808							965
Dividends paid to non-controlling interests	(20,515)														(20,515)
Ending balance (As Previously Reported) at Dec. 31, 2020	(1,676,090)			14,168	927,931	783,529	(7,271)	447,753		(4,010,756)		(1,844,646)			168,556
Ending balance (Increase (decrease) due to corrections of prior period errors [member]) at Dec. 31, 2020	17,448							19,812		(2,364)		17,448
Ending balance at Dec. 31, 2020	(1,658,642)	[3]		14,168	927,931	783,529	(7,271)	467,565		(4,013,120)		(1,827,198)			168,556
Early conversion of convertible loan notes	631,629			653	630,976							631,629
Dividends paid to non-controlling interests	(23,016)														(23,016)
Changes in equity/(deficit)
(Loss)/profit after tax for the year	1,470,611									1,466,487		1,466,487			4,124
Other comprehensive (loss)/income	(47,422)						(17,273)	(27,405)				(44,678)			(2,744)
Total comprehensive (loss)/income for the year, net of tax	1,423,189						(17,273)	(27,405)		1,466,487		1,421,809			1,380
Loss (Gain) on cashflow hedge transferred to inventory	2,066							2,066				2,066
Issue of share capital, net of transaction costs	333			333								333
Share-based payment – equity-settled	221,113							61,282		159,831		221,113
Share-based payment- reverse vesting shares (1)	30,191			51	54,626			(24,486)				30,191
Non-controlling interest arising from a business combination	(18,514)							(11,613)				(11,613)			(6,901)
Non-controlling interest call/put option	(150,070)		$ (744,163)					(150,070)	$ (744,163)			(150,070)		$ (744,163)
Non-controlling interest arising on purchase of asset	74,240			20	23,767							23,787			50,453
Share issued on purchase of subsidiary	4,380			6	4,374							4,380
Step acquisition	2,434														2,434
Capital contribution from non-controlling interests, net of transaction costs	474,988							488,863				488,863			(13,875)
Other	458							(2,519)				(2,519)			2,977
Dividends paid to non-controlling interests	(23,016)														(23,016)
Early conversion of convertible loan notes	631,629			653	630,976							631,629
Ending balance at Dec. 31, 2021	$ 270,616			$ 15,231	$ 1,641,674	$ 783,529	$ (24,544)	$ 59,520		$ (2,386,802)		$ 88,608			$ 182,008

[1]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.
[2]	See Note 2, Significant Accounting Policies, for detail on the revision of prior year comparatives.
[3]	Refer to Note 2, Significant accounting policies, for detail on the revision of prior year comparatives.